Segment information - Summary of Reconciliations of Information on Reportable Segments (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Details Of Reconciliation Of Information On Reportable Segments To The Financial Statements Reported [Line Items]
Total segment revenue	€ 1.3
Total segment assets	742.9	€ 682.0
Total segment liabilities	369.5	334.9
Reportable segments [member]
Details Of Reconciliation Of Information On Reportable Segments To The Financial Statements Reported [Line Items]
Total segment revenue	878.3	707.8	€ 540.6
Total segment assets	702.8	640.3	587.2
Total segment liabilities	537.5	454.2	378.7
Reportable segments [member] | External Revenue [Member]
Details Of Reconciliation Of Information On Reportable Segments To The Financial Statements Reported [Line Items]
Total segment revenue	872.0	703.2	537.1
Total segment assets	742.9	682.0	675.1
Total segment liabilities	369.5	334.9	304.9
Reportable segments [member] | Unallocated And Intersegment Elimination [Member]
Details Of Reconciliation Of Information On Reportable Segments To The Financial Statements Reported [Line Items]
Total segment revenue	(6.3)	(4.6)	(3.6)
Total segment assets	40.1	41.6	87.9
Total segment liabilities	€ (168.0)	€ (119.3)	€ (73.9)